Quarterly Holdings Report
for

Fidelity® Fund

September 30, 2019

FID-QTLY-1119
1.808776.115

Schedule of Investments September 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.5%
	Shares	Value (000s)
COMMUNICATION SERVICES - 11.5%
Entertainment - 1.1%
Electronic Arts, Inc. (a)	30,000	$2,935
Live Nation Entertainment, Inc. (a)	198,500	13,168
Take-Two Interactive Software, Inc. (a)	231,000	28,954
		45,057
Interactive Media & Services - 8.2%
Alphabet, Inc.:
Class A (a)	171,000	208,815
Class C (a)	25,000	30,475
Facebook, Inc. Class A (a)	638,400	113,686
		352,976
Media - 1.7%
Comcast Corp. Class A	1,595,000	71,903
Wireless Telecommunication Services - 0.5%
T-Mobile U.S., Inc. (a)	296,000	23,316

TOTAL COMMUNICATION SERVICES		493,252

CONSUMER DISCRETIONARY - 13.1%
Hotels, Restaurants & Leisure - 1.6%
Starbucks Corp.	764,000	67,553
Household Durables - 0.0%
NVR, Inc. (a)	196	729
Internet & Direct Marketing Retail - 4.7%
Amazon.com, Inc. (a)	88,100	152,934
eBay, Inc.	1,228,500	47,887
		200,821
Multiline Retail - 1.1%
Dollar General Corp.	305,600	48,572
Specialty Retail - 4.8%
AutoZone, Inc. (a)	24,346	26,406
Best Buy Co., Inc.	60,538	4,177
Lowe's Companies, Inc.	357,300	39,289
The Home Depot, Inc.	413,100	95,847
TJX Companies, Inc.	590,000	32,887
Urban Outfitters, Inc. (a)	305,000	8,567
		207,173
Textiles, Apparel & Luxury Goods - 0.9%
NIKE, Inc. Class B	395,000	37,098

TOTAL CONSUMER DISCRETIONARY		561,946

CONSUMER STAPLES - 8.4%
Beverages - 1.3%
PepsiCo, Inc.	413,900	56,746
Food & Staples Retailing - 3.1%
Costco Wholesale Corp.	238,000	68,570
Walmart, Inc.	532,000	63,138
		131,708
Food Products - 0.7%
The Hershey Co.	193,520	29,994
Household Products - 2.2%
Clorox Co.	23,500	3,569
Procter & Gamble Co.	735,000	91,419
		94,988
Personal Products - 1.1%
Estee Lauder Companies, Inc. Class A	239,000	47,549

TOTAL CONSUMER STAPLES		360,985

FINANCIALS - 11.6%
Banks - 3.3%
Bank of America Corp.	615,000	17,940
JPMorgan Chase & Co.	1,065,000	125,340
		143,280
Capital Markets - 3.7%
CME Group, Inc.	287,000	60,655
Moody's Corp.	10,000	2,048
MSCI, Inc.	199,100	43,354
S&P Global, Inc.	216,000	52,916
Tradeweb Markets, Inc. Class A	18,800	695
		159,668
Consumer Finance - 1.1%
American Express Co.	393,000	46,484
Insurance - 3.5%
AFLAC, Inc.	1,255,000	65,662
Allstate Corp.	335,000	36,408
Assurant, Inc.	27,303	3,435
Progressive Corp.	590,000	45,578
		151,083

TOTAL FINANCIALS		500,515

HEALTH CARE - 14.7%
Biotechnology - 2.6%
AbbVie, Inc.	559,700	42,380
Amgen, Inc.	180,594	34,947
Celgene Corp. (a)	336,106	33,375
		110,702
Health Care Equipment & Supplies - 6.5%
Abbott Laboratories	722,480	60,450
Baxter International, Inc.	335,138	29,315
Becton, Dickinson & Co.	112,600	28,483
Boston Scientific Corp. (a)	621,000	25,268
Danaher Corp.	393,000	56,761
Edwards Lifesciences Corp. (a)	145,396	31,974
Intuitive Surgical, Inc. (a)	52,300	28,238
ResMed, Inc.	155,000	20,942
		281,431
Health Care Providers & Services - 3.1%
Centene Corp. (a)	328,100	14,194
Cigna Corp.	112,499	17,076
HCA Holdings, Inc.	150,000	18,063
UnitedHealth Group, Inc.	393,000	85,407
		134,740
Health Care Technology - 0.2%
Veeva Systems, Inc. Class A (a)	47,000	7,176
Life Sciences Tools & Services - 1.0%
Mettler-Toledo International, Inc. (a)	8,521	6,002
Thermo Fisher Scientific, Inc.	136,000	39,613
		45,615
Pharmaceuticals - 1.3%
Johnson & Johnson	65,400	8,461
Roche Holding AG (participation certificate)	80,000	23,293
Zoetis, Inc. Class A	190,000	23,672
		55,426

TOTAL HEALTH CARE		635,090

INDUSTRIALS - 3.3%
Aerospace & Defense - 1.6%
Harris Corp.	84,100	17,547
Huntington Ingalls Industries, Inc.	125,300	26,537
TransDigm Group, Inc.	45,000	23,430
		67,514
Commercial Services & Supplies - 0.5%
Copart, Inc. (a)	250,000	20,083
Electrical Equipment - 0.2%
AMETEK, Inc.	106,809	9,807
Industrial Conglomerates - 0.7%
Roper Technologies, Inc.	81,000	28,885
Professional Services - 0.2%
Verisk Analytics, Inc.	62,070	9,816
Road & Rail - 0.1%
Norfolk Southern Corp.	27,500	4,941

TOTAL INDUSTRIALS		141,046

INFORMATION TECHNOLOGY - 30.7%
Communications Equipment - 1.7%
Cisco Systems, Inc.	1,060,000	52,375
Motorola Solutions, Inc.	122,700	20,909
		73,284
Electronic Equipment & Components - 1.6%
Amphenol Corp. Class A	520,000	50,180
CDW Corp.	72,000	8,873
Keysight Technologies, Inc. (a)	108,700	10,571
		69,624
IT Services - 8.6%
Accenture PLC Class A	202,200	38,893
Adyen BV (a)(b)	2,400	1,581
Booz Allen Hamilton Holding Corp. Class A	69,980	4,970
EPAM Systems, Inc. (a)	30,700	5,597
Fidelity National Information Services, Inc.	280,000	37,173
FleetCor Technologies, Inc. (a)	77,100	22,111
Global Payments, Inc.	105,154	16,719
MasterCard, Inc. Class A	337,000	91,519
PayPal Holdings, Inc. (a)	257,400	26,664
VeriSign, Inc. (a)	41,600	7,847
Visa, Inc. Class A	690,000	118,687
		371,761
Semiconductors & Semiconductor Equipment - 3.0%
Broadcom, Inc.	60,000	16,564
KLA-Tencor Corp.	147,700	23,551
Lam Research Corp.	166,000	38,364
Micron Technology, Inc. (a)	210,000	8,999
NVIDIA Corp.	55,000	9,574
Qualcomm, Inc.	78,500	5,988
Skyworks Solutions, Inc.	43,991	3,486
Texas Instruments, Inc.	43,000	5,557
Xilinx, Inc.	166,000	15,919
		128,002
Software - 10.3%
Adobe, Inc. (a)	212,000	58,565
Cadence Design Systems, Inc. (a)	76,800	5,075
Check Point Software Technologies Ltd. (a)	20,000	2,190
Fortinet, Inc. (a)	158,300	12,151
Microsoft Corp.	2,324,000	323,106
Salesforce.com, Inc. (a)	190,504	28,278
Slack Technologies, Inc. Class A (a)(c)	263,600	6,255
Synopsys, Inc. (a)	38,900	5,339
		440,959
Technology Hardware, Storage & Peripherals - 5.5%
Apple, Inc.	1,063,000	238,080

TOTAL INFORMATION TECHNOLOGY		1,321,710

MATERIALS - 0.7%
Chemicals - 0.7%
Sherwin-Williams Co.	54,600	30,023
REAL ESTATE - 2.6%
Equity Real Estate Investment Trusts (REITs) - 2.6%
American Tower Corp.	313,000	69,214
Public Storage	39,500	9,688
SBA Communications Corp. Class A	134,300	32,386
		111,288
UTILITIES - 1.9%
Electric Utilities - 1.6%
NextEra Energy, Inc.	295,000	68,732
Independent Power and Renewable Electricity Producers - 0.3%
NRG Energy, Inc.	385,000	15,246

TOTAL UTILITIES		83,978

TOTAL COMMON STOCKS
(Cost $2,614,374)		4,239,833

Money Market Funds - 1.6%
Fidelity Cash Central Fund 1.96% (d)	62,663,776	62,676
Fidelity Securities Lending Cash Central Fund 1.96% (d)(e)	5,457,179	5,458
TOTAL MONEY MARKET FUNDS
(Cost $68,132)		68,134
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $2,682,506)		4,307,967
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(4,131)
NET ASSETS - 100%		$4,303,836

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,581,000 or 0.0% of net assets.

 (c) Security or a portion of the security is on loan at period end.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$408
Fidelity Securities Lending Cash Central Fund	1
Total	$409

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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